Retirement benefit plan	12 Months Ended
Dec. 31, 2018
Retirement benefit plan [Abstract]
Retirement benefit plan

15.	Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by the board of trustees, which consists of an equal number of employer’s and employee’s representatives. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy.

The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the different affiliated companies. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, since they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

The following table sets forth the status of the defined benefit pension plan and the amount that should be recognized in the balance sheet:

	As of December 31,
in CHF thousands	2018	2017	2016
Defined benefit obligation	(17,942)	(14,278)	(11,596)
Fair value of plan assets	12,277	9,352	7,798
Total liability	(5,665)	(4,926)	(3,798)

The following amounts have been recorded as net pension cost in the statement of income:

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Service cost	1,095	912	742
Interest cost	100	81	75
Interest income	(65)	(55)	(56)
Net pension cost	1,130	938	761

The changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses are as follows:

A.	Change in defined benefit obligation

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Defined benefit obligation as of January 1	(14,278)	(11,596)	(9,439)
Service cost	(1,095)	(912)	(742)
Interest cost	(100)	(81)	(75)
Change in demographic assumptions	—	—	(389)
Change in financial assumptions	750	—	(26)
Change in experience assumptions	(888)	(735)	(378)
Benefit payments	(1,710)	(426)	(111)
Employees’ contributions	(621)	(528)	(436)
Defined benefit obligation as of December 31	(17,942)	(14,278)	(11,596)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Fair value of plan assets as of January 1	9,352	7,798	6,652
Interest income	65	55	56
Employees’ contributions	621	528	436
Employer’s contributions	693	590	511
Benefits payments	1,710	426	111
Plan assets gains/(losses)	(164)	(45)	32
Fair value of plan assets as of December 31	12,277	9,352	7,798

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 788 thousand.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Net defined benefit liabilities as of January 1	4,926	3,798	2,787
Net pension cost through statement of income	1,130	938	761
Re-measurement through other comprehensive loss	302	780	761
Employer’s contribution	(693)	(590)	(511)
Net defined benefit liabilities as of December 31	5,665	4,926	3,798

D.	Change in other comprehensive loss

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Other comprehensive loss as of January 1	(3,981)	(3,201)	(2,440)
Effect of changes in demographic assumptions	—	—	(389)
Effect of changes in financial assumptions	750	—	(26)
Effect of changes in experience assumptions	(888)	(735)	(378)
Plan assets gains/(losses)	(164)	(45)	32
Other comprehensive loss as of December 31	(4,283)	(3,981)	(3,201)

The fair value of the plan assets is the cash surrender value of the insurance with AXA. The investment strategy defined by the board of trustees follows a conservative profile.

The plan assets are primarily held within instruments with quoted market prices in an active market, with the exception of real estate and mortgages.

The weighted average duration of the defined benefit obligation is 20.5 years as of December 31, 2018 and 2017 respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the year 2018, 2017 and 2016 are as follows:

	For the Years Ended December 31,
	2018	2017	2016
Discount rate	0.90%	0.70%	0.70%
Rate of future increase in compensations	1.50%	1.50%	1.50%
Rate of future increase in current pensions	0.50%	0.50%	0.50%
Mortality and disability rates	BVG 2015G	BVG 2015G	BVG 2015G

In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumption as of December 31, 2018 is as shown below:

	Discount rate		Future salary increase		Future pension cost
Assumptions	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease
	in CHF thousands
Defined benefit obligation	16,250	19,906	18,475	17,441	18,826	17,346
Impact on the net defined benefit obligation	1,692	(1,964)	(533)	501	(884)	596

The sensitivity analyses above is subject to limitations and has been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.